Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Nov. 17, 2020	Sep. 30, 2020 NZD ($) $ / shares	Sep. 30, 2020 AUD ($) $ / shares	Sep. 30, 2019 NZD ($) $ / shares	Sep. 30, 2019 AUD ($) $ / shares	Sep. 30, 2018 NZD ($) $ / shares	Sep. 30, 2018 AUD ($) $ / shares	Sep. 30, 2017 AUD ($)
Dividends
Final dividend 31 cents per share (2019: 80 cents, 2018: 94 cents) all fully franked at 30%			$ 1,120		$ 2,791		$ 3,227	$ 3,187
Total dividends not recognised at year end			$ 1,120		$ 2,791		$ 3,227
Proposed final dividend per share | $ / shares			$ 0.31		$ 0.80		$ 0.94
Dividend tax rate (as a percent)		30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Forecast
Dividends
Percentage discount from market price for shares under dividend reinvestment plan	1.50%
Trading period to determine number of shares for dividend reinvestment plan	15 days
New Zealand
Dividends
Imputation credits per share | $ / shares		$ 0.07		$ 0.07		$ 0.07
Parent Entity
Dividends
Final dividend 31 cents per share (2019: 80 cents, 2018: 94 cents) all fully franked at 30%			$ 1,120		$ 2,792		$ 3,229
Total dividends not recognised at year end			$ 1,120		$ 2,792
Dividend tax rate (as a percent)		30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Parent Entity | Australia
Dividends
Franking credits			$ 3,448		$ 1,558		$ 1,357
Parent Entity | New Zealand
Dividends
Imputation credits		$ 980		$ 860		$ 530